Cover	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	ModivCare Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34221
Entity Tax Identification Number	86-0845127
Entity Address, Address Line One	4700 South Syracuse Street,
Entity Address, Address Line Two	Suite 440
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	728-7043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001220754
Amendment Flag	true
Amendment Description	Explanatory NoteModivCare Inc. (the “Company”) is filing this Current Report on Form 8-K/A (Amendment No. 1) to clarify certain items discussed in the press release issued on February 26, 2021, announcing the Company’s financial results for the year ended December 31, 2020 (the “Original Press Release”), which press release was furnished as an exhibit to the Company’s Current Report on Form 8-K to which this amendment relates (the “Original Current Report”). First, this Amendment clarifies that the line item in the balance sheet for the Company’s “Finance lease liabilities, less current portion” in the Original Press Release is better described as “Long-term debt, net of deferred financing costs of $14.0 million.” No other revisions have been made to the Original Press Release or the Original Current Report, and all amounts and financial results reported in the Original Press Release were correct. Second, this Amendment clarifies information relating to the Company’s Interest Expense, net of $17.6 million and $15.5 million, for the year ended December 31, 2020 and for the fourth quarter of 2020, respectively, and its impact on Adjusted Net Income, as orally described on the Company’s February 26, 2021 earnings call. As disclosed in the Original Press Release, the Company incurred one-time commitment fees for unused backstop funding of $9.6 million, which is included in the Company’s Interest Expense, net in the fourth quarter of 2020. In the Original Press Release, the Company’s Adjusted Net Income of $95.0 million or $6.95 per diluted share and $13.9 million or $0.98 per diluted, for the year ended December 31, 2020 and for the fourth quarter of 2020, respectively, reflects the impact of the one-time $9.6 million commitment fees for unused backstop financing on Adjusted Net Income. If the Company’s Adjusted Net Income had excluded the one-time transaction-related expense of $9.6 million commitment fees for unused backstop funding included in the Company’s Interest Expense, net:•For the full year of 2020, Adjusted Net Income would have been $102.5 million or $7.49 per diluted share•For the fourth quarter of 2020, Adjusted Net Income would have been $21.4 million or $1.51 per diluted share